Semi

Annual



[GRAPHIC OMITTED]



                                February 28, 2002



Report



Templeton Global
Smaller Companies Fund, Inc.


(FRANKLIN TEMPLETON LOGO APPEARS HERE)

     THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS
            TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES
               MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT
                                                       NEEDS IN THE YEARS AHEAD.

                              [PHOTO OMITTED]
                                  Tucker Scott


                              [PHOTO OMITTED]
                                  Simon Rudolph


                              [PHOTO OMITTED]
                                Cynthia Sweeting



                               PORTFOLIO MANAGERS
                  TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                             FRANKLINTEMPLETON.COM


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Electronic delivery is a convenient alternative to receiving these reports through the mail. Visit franklintempleton.com today, click on Account Services and sign up.
--------------------------------------------------------------------------------

SHAREHOLDER LETTER



--------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON GLOBAL SMALLER COMPANIES FUND SEEKS TO ACHIEVE LONG-TERM CAPITAL GROWTH. UNDER NORMAL MARKET CONDITIONS, THE FUND INVESTS MAINLY IN THE EQUITY SECURITIES OF SMALLER COMPANIES LOCATED ANYWHERE IN THE WORLD, INCLUDING EMERGING MARKETS.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you this semiannual report of Templeton Global Smaller Companies Fund covering the period ended February 28, 2002. During the six months under review, significant investor attention focused on the state of the U.S. economy after the September 11 terrorist attacks. Their aftershocks exacerbated the economic slowdown already in progress, and an announcement of the first U.S. recession in a decade soon followed.

In early 2002, signs of improving investor sentiment appeared. U.S. unemployment rates declined, inventory reports improved, liquidity increased and consumer confidence rebounded. These factors, combined with interest rate reductions, seemed an impetus for global equity markets as many investors began to anticipate the beginning of a worldwide economic recovery. Largely because of Enron's problems, the reporting period ended with an increased focus on the need for proper accounting and adequate

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.



CONTENTS

Shareholder Letter ............    1

Performance Summary ...........    6

Financial Highlights &
Statement of Investments ......    9

Financial Statements ..........   18

Notes to
Financial Statements ..........   21



[GRAPHIC OF PYRAMID OMITTED]
FUND CATEGORY

Global
Growth
Growth & Income
Income
Tax-Free Income

[GRAPHIC OMITTED]

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
2/28/02


EDGAR representation of plot points used in printed graphic as follows:

Europe              39.7%
Asia                28.9%
North America       24.3%
Latin America        4.5%
Mid-East/Africa      0.9%
Short-Term
Investments & Other
Net Assets           1.7%

liability disclosure to protect investors from companies whose financial statements do not accurately reflect the company's true economic position.

Within this demanding environment, Templeton Global Smaller Companies Fund - Class A delivered a 4.36% six-month cumulative total return as of February 28, 2002, as shown in the Performance Summary beginning on page 6. The Fund's return compared favorably with its benchmark, the Morgan Stanley Capital International
(MSCI) World Index which posted a -4.71% cumulative total return for the same time.(1) We sought to avoid fashionable but highly-priced stocks and concentrated on opportunities in the world's out-of-favor markets and sectors. We also focused our attention on long-term opportunities, rather than speculating on short-term market movements. Patient and disciplined value investing has been Templeton's hallmark for many years, and it is appropriate to emphasize that this philosophy continues to drive our stock selection process.

During the period under review, the Fund benefited from sev eral of its holdings' strong performance. An example is Israel's Orbotech, a company with a dominant market share, strong track record and superior technological capabilities that we believe may enable it to move into new, high-growth markets. In Mexico, Corporacion Geo's stock appreciated, as the company is one of the few Mexican homebuilders with the ability to access adequate capital for designing, developing and constructing entry-level housing for low-income families. South Korea's LG Electronics, which we sold within the six-month period, also contributed to Fund performance. The company

1. Source: Standard & Poor's Micropal. The unmanaged MSCI World Index is market capitalization-weighted and measures the total returns of equity securities in the developed markets globally. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

manufactures a wide range of electronic goods including televisions, computer monitors, washers, dryers, refrigerators, personal computers, videocassette recorders and printed circuit boards.

Throughout the reporting period, we accumulated positions in several companies whose share prices we felt did not reflect their underlying values. One such stock is D. Carnegie & Co., a well-respected, small-cap investment bank operating in Nordic capital markets. Carnegie is Norway's leading and Sweden's secondary mutual funds provider. In our opinion, the company appeared to be one of the most attractive small-cap European financial institutions based on quality and valuation. Another example is Meitec Corp., the only major company supplying outsourced engineering and technical talent to Japan's leading technology and industrial firms. We believe Meitec is well-positioned to benefit from Japanese companies' growing demand for flexible labor. Satyam Computers Services, India's fourth-largest information technology services vendor, provides solutions through a mix of offshore facilities based in India, on-site facilities based at the client site, and offshore centers near the client site. Satyam has been aggressively building joint ventures and subsidiaries to enable new revenue streams. In our opinion, the company's strength is its ability to scale operations at a rapid pace while maintaining strong quality standards.

At the same time, we reduced or sold positions in companies whose prospects we believed were fully discounted including Scholastic Corp., a publisher of such popular children's books as the HARRY POTTER series, CLIFFORD THE BIG RED DOG and GOOSEBUMPS; and Lex Service PLC, a U.K.-based automotive distribution and leasing company.




TOP 10 EQUITY HOLDINGS
2/28/02

COMPANY
SECTOR/INDUSTRY,            % OF TOTAL
COUNTRY                     NET ASSETS
--------------------------------------
Giordano International Ltd.      4.0%
SPECIALTY RETAIL, HONG KONG

Techtronic Industries Co. Ltd.   2.9%
HOUSEHOLD DURABLES,
HONG KONG

Alberto-Culver Co., A            2.8%
HOUSEHOLD PRODUCTS, U.S.

Li & Fung Ltd.                   2.4%
DISTRIBUTORS, HONG KONG

SCMP Group Ltd.                  2.4%
MEDIA, HONG KONG

Internatio-Muller NV             2.1%
CONSTRUCTION & ENGINEERING,
NETHERLANDS

Geest PLC                        2.0%
FOOD PRODUCTS, U.K.

Samsung Corp.                    2.0%
TRADING COMPANIES &
DISTRIBUTORS, SOUTH KOREA

Grupo Continental SA             1.9%
BEVERAGES, MEXICO

Erste Bank der Oester
Sparkassen AG                    1.9%
BANKS, AUSTRIA

Looking ahead, we hold a positive outlook for Templeton Global Smaller Companies Fund. We expect strong fiscal and monetary stimuli implemented by the U.S. and other nations during 2001 to continue to reinvigorate economies worldwide. In our view, a synchronized global economic recovery may likely begin sometime in 2002 although the recovery's strength remains unclear. We also anticipate high equity market volatility, which could provide us with opportunities to apply our investment philosophy of buying when others are selling due to undue pessimism, and selling when others are buying due to misplaced optimism.

It is important to note that there are special risks associated with global investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the MSCI Mexico Free Index has increased 2,079% in the last 14 calendar years, but has suffered 6 quarterly declines of more than 15% during that time.(2) The short-term price volatility of smaller companies and emerging markets can be disconcerting, and declines in excess of 50% are not unusual in emerging markets.

Beginning July 31, 2002, the Fund will invest, under normal market conditions, at least 80% of its net assets in "smaller companies," as defined in the Fund's prospectus.

2. Source: Standard & Poor's Micropal. Based on quarterly percentage total return change over 14 years ended 12/31/01. Market return is measured in U.S. dollars and includes reinvested dividends. The MSCI Mexico Free Index is market capitalization-weighted and measures the total return of equity securities in Mexico. The index includes only securities available to foreign (non-local) investors.

Thank you for investing in Templeton Global Smaller Companies Fund. We appreciate your support and welcome your comments and suggestions.

Sincerely,



/s/ Tucker Scott
----------------
Tucker Scott



/s/ Simon Rudolph
-----------------
Simon Rudolph



/s/ Cynthia Sweeting
--------------------
Cynthia Sweeting

Portfolio Management Team
Templeton Global Smaller Companies Fund, Inc.




--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of February 28, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------





PERFORMANCE SUMMARY AS OF 2/28/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. ALL TOTAL RETURNS INCLUDE REINVESTED DISTRIBUTIONS AT NET ASSET VALUE. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



PRICE AND DISTRIBUTION INFORMATION

CLASS A                             CHANGE            2/28/02     8/31/01
----------------------------------------------------------------------------
Net Asset Value (NAV)                +$0.20            $6.30       $6.10

DISTRIBUTIONS (9/1/01-2/28/02)
Dividend Income                      $0.0560

CLASS B                             CHANGE            2/28/02     8/31/01
----------------------------------------------------------------------------
Net Asset Value (NAV)                +$0.19            $6.18       $5.99

DISTRIBUTIONS (9/1/01-2/28/02)
Dividend Income                      $0.0329

CLASS C                             CHANGE            2/28/02     8/31/01
----------------------------------------------------------------------------
Net Asset Value (NAV)                +$0.24            $6.24       $6.00

DISTRIBUTIONS (9/1/01-2/28/02)
Dividend Income                      $0.0026

ADVISOR CLASS                       CHANGE            2/28/02     8/31/01
----------------------------------------------------------------------------
Net Asset Value (NAV)                +$0.18            $6.30       $6.12

DISTRIBUTIONS (9/1/01-2/28/02)
Dividend Income                      $0.0733




6             Past performance does not guarantee future results.

PERFORMANCE


CLASS A                              6-MONTH     1-YEAR    5-YEAR      10-YEAR
-------------------------------------------------------------------------------
Cumulative Total Return(1)            4.36%      -1.15%    -5.04%      71.60%
Average Annual Total Return(2)       -1.61%      -6.79%    -2.20%       4.92%
Value of $10,000 Investment(3)       $9,839      $9,321    $8,945     $16,173
Avg. Ann. Total Return (3/31/02)(4)              11.10%    -0.42%       6.15%


                                                                     INCEPTION
CLASS B                              6-MONTH     1-YEAR    3-YEAR     (1/1/99)
-------------------------------------------------------------------------------
Cumulative Total Return(1)            3.82%      -2.07%     8.42%       0.23%
Average Annual Total Return(2)       -0.18%      -5.96%     1.82%      -0.77%
Value of $10,000 Investment(3)       $9,982      $9,404   $10,556      $9,759
Avg. Ann. Total Return (3/31/02)(4)              12.96%     3.87%       1.89%


                                                                     INCEPTION
CLASS C                              6-MONTH     1-YEAR    5-YEAR     (5/1/95)
-------------------------------------------------------------------------------
Cumulative Total Return(1)            4.05%      -1.84%    -8.70%      25.93%
Average Annual Total Return(2)        2.03%      -3.73%    -2.01%       3.28%
Value of $10,000 Investment(3)      $10,203      $9,627    $9,035     $12,466
Avg. Ann. Total Return (3/31/02)(4)              14.77%    -0.23%       4.48%


ADVISOR CLASS(5)                     6-MONTH     1-YEAR    5-YEAR      10-YEAR
-------------------------------------------------------------------------------
Cumulative Total Return(1)            4.35%      -0.98%    -3.77%     74.52%
Average Annual Total Return(2)        4.35%      -0.98%    -0.77%      5.73%
Value of $10,000 Investment(3)      $10,435      $9,902    $9,623    $17,452
Avg. Ann. Total Return (3/31/02)(4)              18.27%     1.03%      6.97%



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.






PERFORMANCE SUMMARY (CONT.)

      1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

      2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

      3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

      4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

      5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -0.54% and -0.10%.



--------------------------------------------------------------------------------
      Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.                            7

TEMPLETON GLOBAL SMALLER
COMPANIES FUND, INC.

CLASS A

If you had invested $10,000 in Templeton Global Smaller Companies Fund - Class A at inception, it would have been worth $79,734 on February 28, 2002. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on June 1, 1981 (inception), reflecting the current, maximum sales charge and applicable fees and expenses with income dividends and capital gains reinvested as shown through February 28, 2002.*


                             [GRAPHIC OMITTED]

[EDGAR representation of data points used in printed graphic as follows:]

This logarithmic mountain chart shows the value of a $10,000 investment if capital gains and dividends were reinvested, if capital gains were reinvested and if dividends were reinvested in Templeton Global Smaller Companies Fund Class A compared with the CPI, from inception on June 1, 1981, through February 28, 2002.*

                                  PRINCIPAL         PRINCIPAL
                TOTAL VALUE     + CAP GAINS       + DIVIDENDS      CPI       PRINCIPAL    INCOME   CAPITAL GAIN
                -----------     -----------       -----------      ---       ---------    ------   ------------
06/01/1981         $9,423           $9,423            $9,423     $10,000      $9,423          $0          $0
12/31/1981         $9,356           $9,155            $9,352     $10,464      $9,151        $201          $4
12/31/1982        $12,720          $12,014           $12,214     $10,865     $11,508        $706        $506
12/31/1983        $17,674          $16,408           $15,332     $11,277     $14,066      $1,266      $2,342
12/31/1984        $17,746          $16,158           $14,603     $11,722     $13,015      $1,588      $3,143
12/31/1985        $23,186          $20,781           $17,722     $12,167     $15,317      $2,405      $5,464
12/31/1986        $27,562          $24,221           $20,149     $12,301     $16,808      $3,341      $7,413
12/31/1987        $24,362          $20,912           $16,905     $12,846     $13,455      $3,450      $7,457
12/31/1988        $31,381          $26,700           $19,693     $13,414     $15,012      $4,681     $11,688
12/31/1989        $36,984          $30,945           $22,533     $14,038     $16,494      $6,039     $14,451
12/31/1990        $31,190          $25,865           $17,661     $14,895     $12,336      $5,325     $13,529
12/31/1991        $43,515          $36,012           $22,989     $15,351     $15,486      $7,503     $20,526
12/31/1992        $45,120          $38,044           $19,720     $15,796     $12,644      $7,076     $25,400
12/31/1993        $59,490          $49,740           $26,204     $16,231     $16,454      $9,750     $33,286
12/31/1994        $56,761          $46,936           $25,125     $16,664     $15,300      $9,825     $31,636
12/31/1995        $66,780          $55,765           $26,728     $17,087     $15,713     $11,015     $40,052
12/31/1996        $81,529          $68,327           $30,417     $17,655     $17,215     $13,202     $51,112
12/31/1997        $87,289          $73,092           $31,228     $17,955     $17,031     $14,197     $56,061
12/31/1998        $77,349          $64,042           $27,764     $18,244     $14,457     $13,307     $49,585
12/31/1999        $85,165          $69,624           $30,204     $18,733     $14,663     $15,541     $54,961
12/31/2000        $78,029          $63,192           $27,666     $19,368     $12,829     $14,837     $50,363
12/31/2001        $76,696          $61,468           $27,707     $19,668     $12,479     $15,228     $48,989
02/28/2002        $79,734          $63,903           $28,806     $19,790     $12,976     $15,831     $50,928


*Cumulative total return represents the change in value of an investment over the indicated period. All figures reflect the current, maximum 5.75% initial sales charge. Prior to 7/1/92, these shares were offered at a higher initial sales charge. Thus, actual total return for purchasers of shares during the periods shown may differ. Effective 1/1/93, the Fund's Class A shares implemented a Rule 12b-1 plan, which affects subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

The historical data shown above pertain only to the Fund's Class A shares. The Fund offers three other share classes, subject to different fees and expenses, which affect their performance. Please see the prospectus for more details. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


8                     Past performance does not guarantee future results.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

Financial Highlights

                                                                                      CLASS A
                                                      ----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                                       FEBRUARY 28, 2002  --------------------------------------------------------
                                                          (UNAUDITED)     2001        2000        1999        1998        1997
                                                      ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the period)
Net asset value, beginning of period ................        $6.10       $7.30       $7.40       $6.90       $9.53       $8.55
                                                      ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) .......................           --***      .07         .11         .13         .16         .13
 Net realized and unrealized gains (losses) .........          .25        (.98)        .35         .66       (2.07)       1.77
                                                      ----------------------------------------------------------------------------
Total from investment operations                               .25        (.91)        .46         .79       (1.91)       1.90
                                                      ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ..............................         (.05)       (.10)       (.17)       (.11)       (.13)       (.13)
 Net realized gains .................................           --        (.19)       (.39)       (.18)       (.59)       (.79)
                                                      ----------------------------------------------------------------------------
Total distributions .................................         (.05)       (.29)       (.56)       (.29)       (.72)       (.92)
                                                      ----------------------------------------------------------------------------
Net asset value, end of period ......................        $6.30       $6.10       $7.30       $7.40       $6.90       $9.53
                                                      ============================================================================
Total return* .......................................        4.36%    (12.50)%       7.09%      11.96%    (21.64)%      24.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................     $627,946    $647,893    $952,784  $1,059,988  $1,275,313  $1,881,547
Ratios to average net assets:
 Expenses ...........................................        1.40%**     1.46%       1.37%       1.39%       1.27%       1.30%
 Net investment income (loss) .......................        (.02)%**    1.07%       1.60%       1.90%       1.69%       1.43%
Portfolio turnover rate .............................       12.00%      36.65%      27.19%      14.04%      23.52%      25.60%


*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Actual net investment loss per share is $(.001).
+Based on average weighted shares outstanding effective year ended August 31, 1999.


                                  See notes to financial statements.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (CONTINUED)


                                                                                    CLASS B
                                                                 --------------------------------------------------
                                                                  SIX MONTHS ENDED       YEAR ENDED AUGUST 31,
                                                                 FEBRUARY 28, 2002 --------------------------------
                                                                    (UNAUDITED)      2001        2000       1999+
                                                                 --------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the period)
Net asset value, beginning of period ................                  $5.99        $7.20       $7.36      $7.02
                                                                 --------------------------------------------------
Income from investment operations:
 Net investment income (loss) .......................                   (.02)         .03         .07        .07
 Net realized and unrealized gains (losses) .........                    .24         (.97)        .32        .27
                                                                 --------------------------------------------------
Total from investment operations ....................                    .22         (.94)        .39        .34
                                                                 --------------------------------------------------
Less distributions from:
 Net investment income ..............................                   (.03)        (.08)       (.16)        --
 Net realized gains .................................                     --         (.19)       (.39)        --
                                                                 --------------------------------------------------
Total distributions .................................                   (.03)        (.27)       (.55)        --
                                                                 --------------------------------------------------
Net asset value, end of period ......................                  $6.18        $5.99       $7.20      $7.36
                                                                 ==================================================
Total return* .......................................                  3.82%     (13.13)%       6.01%      4.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................                   $433         $333        $519       $220
Ratios to average net assets:
 Expenses ...........................................                  2.14%**      2.20%       2.11%      2.21%**
 Net investment income (loss) .......................                 (.86)%**       .53%        .98%      1.38%**
Portfolio turnover rate .............................                 12.00%       36.65%      27.19%     14.04%


*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period January 1, 1999 (effective date) to August 31, 1999.
++Based on average weighted shares outstanding.


10                       See notes to financial statements.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (CONTINUED)


                                                                                      CLASS C
                                                        -------------------------------------------------------------------------
                                                         SIX MONTHS ENDED               YEAR ENDED AUGUST 31,
                                                        FEBRUARY 28, 2002 -------------------------------------------------------
                                                           (UNAUDITED)    2001        2000        1999        1998        1997
                                                        -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(for a share outstanding throughout the period)
Net asset value, beginning of period ................        $6.00       $7.19       $7.27       $6.78       $9.42       $8.47
                                                        --------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) .......................         (.02)        .02         .05         .08         .08         .07
 Net realized and unrealized gains (losses) .........          .26        (.96)        .35         .65       (2.05)       1.75
                                                        --------------------------------------------------------------------------
Total from investment operations ....................          .24        (.94)        .40         .73       (1.97)       1.82
                                                        --------------------------------------------------------------------------
Less distributions from:
 Net investment income ..............................           --***     (.06)       (.09)       (.06)       (.08)       (.08)
 Net realized gains .................................           --        (.19)       (.39)       (.18)       (.59)       (.79)
                                                        --------------------------------------------------------------------------
Total distributions .................................           --        (.25)       (.48)       (.24)       (.67)       (.87)
                                                        --------------------------------------------------------------------------
Net asset value, end of period ......................        $6.24       $6.00       $7.19       $7.27       $6.78       $9.42
                                                        ==========================================================================
Total return* .......................................        4.05%    (13.17)%       6.15%      11.28%    (22.44)%      23.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................      $12,265     $13,348     $20,729     $29,523     $38,287     $43,071
Ratios to average net assets:
 Expenses ...........................................        2.14%**     2.20%       2.11%       2.13%       2.03%       2.05%
 Net investment income (loss) .......................       (.75)%**      .33%        .79%       1.11%        .96%        .75%
Portfolio turnover rate .............................       12.00%      36.65%      27.19%      14.04%      23.52%      25.60%


*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***Actual distributions from net investment income per share is $(.003). +Based on average weighted shares outstanding effective year ended August 31, 1999.


                       See notes to financial statements.                     11

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (CONTINUED)


                                                                                   ADVISOR CLASS
                                                       -------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                                       FEBRUARY 28, 2002  ------------------------------------------------------
                                                          (UNAUDITED)     2001        2000        1999        1998       1997+
                                                       -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(for a share outstanding throughout the period)
Net asset value, beginning of period ................        $6.12       $7.31       $7.42       $6.91       $9.55      $8.33
                                                       -------------------------------------------------------------------------
Income from investment operations:
 Net investment income ..............................           --***      .07         .14         .16         .16        .10
 Net realized and unrealized gains (losses) .........          .25        (.96)        .34         .65       (2.06)      1.12
                                                       -------------------------------------------------------------------------
Total from investment operations ....................          .25        (.89)        .48         .81       (1.90)      1.22
                                                       -------------------------------------------------------------------------
Less distributions from:
 Net investment income ..............................         (.07)       (.11)       (.20)       (.12)       (.15)        --
 Net realized gains .................................           --        (.19)       (.39)       (.18)       (.59)        --
                                                       -------------------------------------------------------------------------
Total distributions .................................         (.07)       (.30)       (.59)       (.30)       (.74)        --
                                                       -------------------------------------------------------------------------
Net asset value, end of period ......................        $6.30       $6.12       $7.31       $7.42       $6.91      $9.55
                                                       =========================================================================
Total return* .......................................        4.35%    (12.16)%       7.34%      12.33%    (21.51)%     14.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................       $3,151      $2,929     $10,234      $6,236      $7,185     $7,895
Ratios to average net assets:
 Expenses ...........................................        1.15%**     1.21%       1.12%       1.14%       1.03%      1.05%**
 Net investment income ..............................         .22%**     1.10%       1.93%       2.26%       1.97%      2.18%**
Portfolio turnover rate .............................       12.00%      36.65%      27.19%      14.04%      23.52%     25.60%


*Total return is not annualized.
**Annualized.
***Actual net investment income per share is $.006.
+For the period January 2, 1997 (effective date) to August 31, 1997.
++Based on average weighted shares outstanding effective year ended August 31, 1999.


12                     See notes to financial statements.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2002 (UNAUDITED)

                                                                          COUNTRY          SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 96.7%
      BANKS 4.5%
      Banca Popolare di Verona SCRL ............................           Italy           564,800    $ 6,028,729
      Erste Bank der Oester Sparkassen AG ......................          Austria          219,010     11,938,732
      National Bank of Canada ..................................          Canada           597,500     11,242,809
                                                                                                      ------------
                                                                                                       29,210,270
                                                                                                      ------------
      BEVERAGES 1.9%
      Grupo Continental SA .....................................          Mexico         7,828,700     12,317,120
                                                                                                      ------------
      BUILDING PRODUCTS 1.3%
      Uralita SA ...............................................           Spain         1,476,900      8,125,013
                                                                                                      ------------
      CHEMICALS 2.6%
      Gurit Heberlein AG, Br. ..................................        Switzerland         14,900     10,140,812
      Kendrion NV ..............................................        Netherlands        217,194      2,261,987
      Omnova Solutions Inc. ....................................       United States       641,000      4,454,950
                                                                                                      ------------
                                                                                                       16,857,749
                                                                                                      ------------
      COMMERCIAL SERVICES & SUPPLIES 3.0%
      Arcadis NV ...............................................        Netherlands        533,932      4,549,231
      Kidde PLC ................................................      United Kingdom     9,399,500      8,973,936
    * Observer AB ..............................................          Sweden           705,800      4,114,528
      Tokyo Individualized Educational Institute Inc. ..........           Japan            65,500      1,615,169
                                                                                                      ------------
                                                                                                       19,252,864
                                                                                                      ------------
    * COMPUTERS & PERIPHERALS 1.6%
      ATI Technologies Inc. ....................................          Canada           882,000     10,417,215
                                                                                                      ------------
      CONSTRUCTION & ENGINEERING 3.2%
      Grupo Dragados SA ........................................           Spain           566,160      7,027,599
      Internatio-Muller NV .....................................        Netherlands        628,092     13,310,832
                                                                                                      ------------
                                                                                                       20,338,431
                                                                                                      ------------
      CONSTRUCTION MATERIALS 2.8%
      Associated Cement Cos. Ltd. ..............................           India         1,805,200      6,056,848
      Gujarat Ambuja Cements Ltd. ..............................           India         2,434,480     11,915,113
                                                                                                      ------------
                                                                                                       17,971,961
                                                                                                      ------------
      DISTRIBUTORS 2.4%
      Li & Fung Ltd. ...........................................         Hong Kong      11,639,000     15,669,391
                                                                                                      ------------
      DIVERSIFIED FINANCIALS 1.1%
      BPI Socieda de Gestora de Participacoes Socias SA ........         Portugal        1,506,150      3,191,907
      D. Carnegie & Co. AB .....................................          Sweden           139,350      1,558,121
    * Vontobel Holding AG ......................................        Switzerland        132,900      2,635,543
                                                                                                      ------------
                                                                                                        7,385,571
                                                                                                      ------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2002 (UNAUDITED) (CONT.)


                                                                          COUNTRY          SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      ELECTRICAL EQUIPMENT 2.0%
      Draka Holding NV .........................................        Netherlands        193,464    $ 6,693,851
      Halla Climate Control Co. Ltd. ...........................        South Korea        162,700      6,218,460
                                                                                                      ------------
                                                                                                       12,912,311
                                                                                                      ------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS 5.0%
    * ASE Test Ltd. ............................................          Taiwan           359,000      4,742,390
      Dae Duck Electronics Co. Ltd. ............................        South Korea        939,895      8,874,301
      Laird Group PLC ..........................................      United Kingdom     2,900,000      5,250,279
    * Orbotech Ltd. ............................................          Israel           225,300      5,833,017
      Samsung Electro-Mechanics Co. ............................        South Korea        162,000      7,195,106
                                                                                                      ------------
                                                                                                       31,895,093
                                                                                                      ------------
    * ENERGY EQUIPMENT & SERVICES .8%
      Precision Drilling Corp. .................................          Canada           180,000      5,272,835
                                                                                                      ------------
      FOOD PRODUCTS 4.1%
      Geest PLC ................................................      United Kingdom     1,180,000     12,918,063
      Kamps AG .................................................          Germany          750,000      6,941,621
      Lindt & Spruengli Chocolate Works Ltd. ...................        Switzerland         12,900      6,766,370
                                                                                                      ------------
                                                                                                       26,626,054
                                                                                                      ------------
      GAS UTILITIES 1.8%
      Gas Authority of India Ltd., GDR, 144A ...................           India         1,280,500     11,364,438
                                                                                                      ------------
      HEALTH CARE EQUIPMENT & SUPPLIES .5%
      Moulin International Holdings Ltd. .......................         Hong Kong      43,854,000      3,317,481
                                                                                                      ------------
      HEALTH CARE PROVIDERS & SERVICES 3.4%
    * eBenX Inc. ...............................................       United States       826,000      3,138,800
    * Generale de Sante ........................................          France           150,000      2,075,999
      OPG Groep NV .............................................        Netherlands        215,400      7,480,784
    * Triad Hospitals Inc. .....................................       United States       290,364      8,885,138
                                                                                                      ------------
                                                                                                       21,580,721
                                                                                                      ------------
      HOTELS RESTAURANTS & LEISURE 2.6%
    * Prime Hospitality Corp. ..................................       United States       942,000     11,030,820
      Sol Melia SA .............................................           Spain           875,000      5,911,191
                                                                                                      ------------
                                                                                                       16,942,011
                                                                                                      ------------
      HOUSEHOLD DURABLES 5.0%
    * Corporacion Geo SA, B ....................................          Mexico         4,600,000      8,259,703
      Sangetsu Co. Ltd. ........................................           Japan           423,000      5,651,590
    + Techtronic Industries Co. Ltd. ...........................         Hong Kong      29,104,621     18,472,016
                                                                                                      ------------
                                                                                                       32,383,309
                                                                                                      ------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2002 (UNAUDITED) (CONT.)


                                                                          COUNTRY          SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      HOUSEHOLD PRODUCTS 3.8%
      Alberto-Culver Co., A ....................................      United States       396,150    $18,092,171
      Dial Corp. ...............................................      United States       386,400      6,491,520
                                                                                                     ------------
                                                                                                      24,583,691
                                                                                                     ------------
      INDUSTRIAL CONGLOMERATES 1.7%
      Aalberts Industries NV ...................................       Netherlands        637,913     10,677,222
                                                                                                     ------------
      INSURANCE 1.3%
      Radian Group Inc. ........................................      United States       172,976      8,072,790
                                                                                                     ------------
    * INTERNET SOFTWARE & SERVICES .8%
      KPMG Consulting Inc. .....................................      United States       300,000      5,259,000
                                                                                                     ------------
      IT CONSULTING & SERVICES 2.9%
    * Gartner Inc., B ..........................................      United States       500,000      5,730,000
      Meitec Corp. .............................................          Japan           330,000      7,816,925
      Satyam Computers Services Ltd. ...........................          India           942,000      5,172,011
                                                                                                     ------------
                                                                                                      18,718,936
                                                                                                     ------------
      LEISURE EQUIPMENT & PRODUCTS 1.2%
      Amer Group Ltd., A .......................................         Finland          260,100      7,424,550
                                                                                                     ------------
      MACHINERY 4.0%
      IHC Caland NV ............................................       Netherlands        142,300      7,274,585
      METSO OYJ ................................................         Finland          190,800      2,145,545
      SIG Holding AG ...........................................       Switzerland         99,000      9,874,443
      Swisslog Holding AG ......................................       Switzerland        427,751      6,424,798
                                                                                                     ------------
                                                                                                      25,719,371
                                                                                                     ------------
      MEDIA 6.8%
      Hollinger International Inc., A ..........................      United States       694,280      8,303,589
    * IM Internationalmedia AG .................................         Germany          267,900      4,333,414
      Interpublic Group of Cos. Inc. ...........................      United States       279,300      7,596,960
    * Scholastic Corp. .........................................      United States       157,400      7,893,610
      SCMP Group Ltd. ..........................................        Hong Kong      27,486,000     15,506,414
                                                                                                     ------------
                                                                                                      43,633,987
                                                                                                     ------------
      METALS & MINING 1.2%
      AK Steel Holding Corp. ...................................      United States       540,000      7,554,600
                                                                                                     ------------
      MULTILINE RETAIL 1.9%
      Galeries Lafayette SA ....................................         France            55,400      6,608,302
      Hudsons Bay Co. ..........................................         Canada           596,900      5,319,998
                                                                                                     ------------
                                                                                                      11,928,300
                                                                                                     ------------
      OIL & GAS .8%
      Canadian Natural Resources Ltd. ..........................         Canada            73,421      2,156,375
    * Rio Alto Exploration Ltd. ................................         Canada           307,000      3,042,351
                                                                                                     ------------
                                                                                                       5,198,726
                                                                                                     ------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2002 (UNAUDITED) (CONT.)


                                                                                        COUNTRY          SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      PAPER & FOREST PRODUCTS 5.0%
   *+ Crown Van Gelder Papierfabrieken NV ..................................         Netherlands        373,600    $ 4,504,904
      Hung Hing Printing Group Ltd. ........................................          Hong Kong      20,862,508     10,699,751
      M-real OYJ, B ........................................................           Finland          918,460      6,911,867
      Munksjo AB ...........................................................           Sweden         1,300,000     10,311,692
                                                                                                                   ------------
                                                                                                                    32,428,214
                                                                                                                   ------------
      PHARMACEUTICALS 3.5%
      Alpharma Inc., A .....................................................        United States       331,000      6,755,710
      Ono Pharmaceutical Co. Ltd. ..........................................            Japan           222,000      6,535,999
      Orion Yhtyma OYJ, B ..................................................           Finland          506,900      9,431,452
                                                                                                                   ------------
                                                                                                                    22,723,161
                                                                                                                   ------------
      ROAD & RAIL 1.7%
      Stagecoach Holdings PLC ..............................................       United Kingdom     6,000,000      5,749,565
      Transportes Azkar SA .................................................            Spain         1,008,133      4,883,394
                                                                                                                   ------------
                                                                                                                    10,632,959
                                                                                                                   ------------
    * SOFTWARE
      Synquest Inc. ........................................................        United States       334,800        184,140
                                                                                                                   ------------
      SPECIALTY RETAIL 6.0%
      Athlon Groep NV ......................................................         Netherlands        221,040      2,829,753
      Dickson Concepts International Ltd. ..................................          Hong Kong       4,498,500      1,067,055
      Giordano International Ltd. ..........................................          Hong Kong      50,497,348     25,736,700
   *+ Goodys Family Clothing Inc. ..........................................        United States     2,065,100      9,189,695
                                                                                                                   ------------
                                                                                                                    38,823,203
                                                                                                                   ------------
      TRADING COMPANIES & DISTRIBUTORS 3.2%
      Danske Traelast AS ...................................................           Denmark          535,000      8,126,819
      Samsung Corp. ........................................................         South Korea      1,500,000     12,746,431
                                                                                                                   ------------
                                                                                                                    20,873,250
                                                                                                                   ------------
    * TRANSPORTATION INFRASTRUCTURE .8%
      Grupo Aeroportuario Del Sureste SA de CV, ADR ........................           Mexico           407,400      5,398,050
                                                                                                                   ------------
    * WIRELESS TELECOMMUNICATION SERVICES .5%
      Millicom International Cellular SA ...................................         Luxembourg         483,000      3,013,920
                                                                                                                   ------------
      TOTAL COMMON STOCKS (COST $536,141,627)                                                                      622,687,908
                                                                                                                   ------------
      PREFERRED STOCKS 1.6%
      Brasil Telecom SA , pfd. .............................................           Brazil       423,287,265      2,476,204
      Hugo Boss AG, pfd. ...................................................           Germany          352,480      7,439,439
                                                                                                                   ------------
      TOTAL PREFERRED STOCKS (COST $8,489,362) .............................                                         9,915,643
                                                                                                                   ------------
      TOTAL INVESTMENTS BEFORE REPUCHASE AGREEMENT (COST $544,630,989) .....                                       632,603,551
                                                                                                                   ------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 2002 (UNAUDITED) (CONT.)


                                                                                                          PRINCIPAL
                                                                                           COUNTRY         AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------------
    a REPURCHASE AGREEMENT (COST $13,634,000) 2.1%
    Dredsner Bank AG, 1.85%, 3/01/02 (Maturity Value $13,634,701)
         Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S. Government
           Agency Securities ........................................................   United States  $ 13,634,000  $ 13,634,000
                                                                                                                     -------------
      TOTAL INVESTMENTS (COST $558,264,989) 100.4% ..................................                                 646,237,551
      OTHER ASSETS, LESS LIABILITIES (.4)% ..........................................                                  (2,442,599)
                                                                                                                     -------------
      TOTAL NET ASSETS 100.0% .......................................................                                $643,794,952
                                                                                                                     =============




*Non-income producing.
a At February 28, 2002, all repurchase agreements held by the Fund had been entered into on that date.
+See note 6 regarding holdings of 5% voting securities.



                             See notes to financial statements.               17

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2002 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $534,802,056) .........................................................   $614,070,936
  Non controlled affiliates (cost $23,462,933) .....................................................     32,166,615  $646,237,551
                                                                                                       ------------
 Cash ..............................................................................................                          544
 Receivables:
  Investment securities sold .......................................................................                       99,211
  Capital shares sold ..............................................................................                      489,318
  Dividends and interest ...........................................................................                    1,222,108
                                                                                                                     ------------
      Total assets .................................................................................                  648,048,732
                                                                                                                     ------------
Liabilities:
 Payables:
  Investment securities purchased ..................................................................                      209,029
  Capital shares redeemed ..........................................................................                    1,877,943
  To affiliates ....................................................................................                      692,875
 Deferred tax liability (Note 1g) ..................................................................                    1,271,650
 Accrued expenses ..................................................................................                      202,283
                                                                                                                     ------------
      Total liabilities ............................................................................                    4,253,780
                                                                                                                     ------------
Net assets, at value ...............................................................................                 $643,794,952
                                                                                                                     ============
Net assets consist of:
 Undistributed net investment income ...............................................................                   $ (202,984)
 Net unrealized appreciation .......................................................................                   86,635,320
 Accumulated net realized loss .....................................................................                  (39,136,369)
 Capital shares ....................................................................................                  596,498,985
                                                                                                                     ------------
Net assets, at value ...............................................................................                 $643,794,952
                                                                                                                     ============
CLASS A:
 Net asset value per share ($627,946,058 / 99,747,293 shares outstanding) ..........................                        $6.30
                                                                                                                     ============
 Maximum offering price per share ($6.30 / 94.25%) .................................................                        $6.68
                                                                                                                     ============
CLASS B:
 Net asset value and maximum offering price per share ($433,532 / 70,124 shares outstanding)* ......                        $6.18
                                                                                                                     ============
CLASS C:
 Net asset value per share ($12,264,615 / 1,966,755 shares outstanding)* ...........................                        $6.24
                                                                                                                     ============
 Maximum offering price per share ($6.24 / 99.00%) .................................................                        $6.30
                                                                                                                     ============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($3,150,747 / 499,905 shares outstanding) ....                        $6.30
                                                                                                                     ============



*Redemption price per share is equal to net asset value less any applicable sales charge.


18                     See notes to financial statements.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)


Investment Income:
 (net of foreign taxes of $186,459)
 Dividends .........................................................................           $ 3,780,477
 Interest ..........................................................................               404,848
                                                                                               -----------
      Total investment income ......................................................                          $   4,185,325
Expenses:
 Management fees (Note 3) ..........................................................             2,280,407
 Administrative fees (Note 3) ......................................................               425,345
 Distribution fees (Note 3)
  Class A ..........................................................................               740,433
  Class B ..........................................................................                 2,224
  Class C ..........................................................................                59,479
 Transfer agent fees (Note 3) ......................................................               541,000
 Custodian fees ....................................................................               130,000
 Registration and filing fees ......................................................                41,000
 Professional fees .................................................................                21,000
 Directors' fees and expenses ......................................................                41,900
 Other .............................................................................                 2,250
                                                                                               -----------
      Total expenses ...............................................................                              4,285,038
                                                                                                              --------------
           Net investment loss .....................................................                                (99,713)
                                                                                                              --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................................................           (19,396,306)
  Foreign currency transactions ....................................................                33,636
                                                                                               -----------
      Net realized loss ............................................................                            (19,362,670)
 Net unrealized appreciation (depreciation) on:
  Investments ......................................................................            45,792,334
  Deferred taxes (Note 1g) .........................................................            (1,271,650)
  Translation of assets and liabilities denominated in foreign currencies ..........               (23,896)
                                                                                               -----------
      Net unrealized appreciation ..................................................                             44,496,788
                                                                                                              --------------
Net realized and unrealized gain ...................................................                             25,134,118
                                                                                                              --------------
Net increase in net assets resulting from operations ...............................                          $  25,034,405
                                                                                                              ==============


                       See notes to financial statements.                     19

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)
AND THE YEAR ENDED AUGUST 31, 2001

                                                                                            SIX MONTHS ENDED     YEAR ENDED
                                                                                           FEBRUARY 28, 2002   AUGUST 31, 2001
                                                                                           -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..........................................................       $  (99,713)    $  7,890,205
  Net realized loss from investments and foreign currency transactions ..................      (19,362,670)     (12,702,152)
  Net unrealized appreciation (depreciation) on investments, translation of assets and
   liabilities denominated in foreign currencies and deferred taxes .....................       44,496,788      (99,690,842)
                                                                                              ------------------------------
      Net increase (decrease) in net assets resulting from operations ...................       25,034,405     (104,502,789)
Distributions to shareholders from:
 Net investment income:
  Class A ...............................................................................       (5,848,360)     (12,720,442)
  Class B ...............................................................................           (3,259)          (5,944)
  Class C ...............................................................................           (5,810)        (165,575)
  Advisor Class .........................................................................          (34,954)        (168,936)
 Net realized gains:
  Class A ...............................................................................               --      (22,795,831)
  Class B ...............................................................................               --          (13,773)
  Class C ...............................................................................               --         (514,530)
  Advisor Class .........................................................................               --         (271,853)
                                                                                              ------------------------------
Total distributions to shareholders .....................................................       (5,892,383)     (36,656,884)
Capital share transactions (Note 2):
  Class A ...............................................................................      (38,504,351)    (168,668,071)
  Class B ...............................................................................           52,770         (146,588)
  Class C ...............................................................................       (1,519,289)      (4,222,027)
  Advisor Class .........................................................................          120,821       (5,566,400)
                                                                                              ------------------------------
Total capital share transactions ........................................................      (39,850,049)    (178,603,086)
       Net decrease in net assets .......................................................      (20,708,027)    (319,762,759)
Net assets:
 Beginning of period ....................................................................      664,502,979      984,265,738
                                                                                              ------------------------------
 End of period ..........................................................................     $643,794,952    $ 664,502,979
                                                                                              ==============================
Undistributed net investment income included in net assets:
 End of period ..........................................................................     $   (202,984)   $   5,789,112
                                                                                              ==============================



20                     See notes to financial statements.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund will invest mainly in the equity securities of smaller companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. DEFERRED TAXES

Deferred taxes are recorded for estimated tax liabilities inherent in the Fund's portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At February 28, 2002, there were 1.5 billion shares authorized ($0.20 par value) of which 750 million, 100 million, 550 million, and 100 million were designated as Class A shares, Class B shares, Class C shares, and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                                  FEBRUARY 28, 2002                    AUGUST 31, 2001
                                                           -----------------------------------------------------------------
                                                               SHARES         AMOUNT                SHARES        AMOUNT
                                                           -----------------------------------------------------------------
CLASS A SHARES:
Shares sold ...........................................     10,943,332   $  62,984,963         153,784,914  $   990,661,128
Shares issued on reinvestment of distributions ........        937,566       5,006,601           4,996,347       30,692,312
Shares redeemed .......................................    (18,358,993)   (106,495,915)       (183,121,445)  (1,190,021,511)
                                                           -----------------------------------------------------------------
Net decrease ..........................................     (6,478,095)  $ (38,504,351)        (24,340,184) $  (168,668,071)
                                                           =================================================================

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (CONTINUED)


2. CAPITAL STOCK (CONT.)


                                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                                  FEBRUARY 28, 2002                    AUGUST 31, 2001
                                                           -----------------------------------------------------------------
                                                               SHARES         AMOUNT                SHARES        AMOUNT
                                                           -----------------------------------------------------------------
CLASS B SHARES:
Shares sold .......................................            147,012       $ 803,487             257,639   $    1,573,424
Shares issued on reinvestment of distributions ....                609           3,198               3,235           19,643
Shares redeemed ...................................           (133,125)       (753,915)           (277,355)      (1,739,655)
                                                           -----------------------------------------------------------------
Net increase (decrease) ...........................             14,496       $  52,770             (16,481)  $     (146,588)
                                                           =================================================================



                                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                                  FEBRUARY 28, 2002                    AUGUST 31, 2001
                                                           -----------------------------------------------------------------
                                                               SHARES         AMOUNT                SHARES        AMOUNT
                                                           -----------------------------------------------------------------
CLASS C SHARES:
Shares sold .......................................            413,453    $  2,277,131           3,520,532  $    21,962,460
Shares issued on reinvestment of distributions ....                952           5,048              99,628          606,093
Shares redeemed ...................................           (670,872)     (3,801,468)         (4,278,365)     (26,790,580)
                                                           -----------------------------------------------------------------
Net decrease ......................................           (256,467)   $ (1,519,289)           (658,205) $    (4,222,027)
                                                           =================================================================



                                                                  SIX MONTHS ENDED                       YEAR ENDED
                                                                  FEBRUARY 28, 2002                    AUGUST 31, 2001
                                                           -----------------------------------------------------------------
                                                               SHARES         AMOUNT                SHARES        AMOUNT
                                                           -----------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold .......................................            115,155       $ 667,049             263,715   $    1,663,443
Shares issued on reinvestment of distributions ....              6,472          34,561              71,493          439,175
Shares redeemed ...................................           (100,468)       (580,789)         (1,256,253)      (7,669,018)
                                                           -----------------------------------------------------------------
Net increase (decrease) ...........................             21,159       $ 120,821            (921,045)  $   (5,566,400)
                                                           =================================================================



3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TIC of 0.75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:


           ANNUALIZED
           FEE RATE         AVERAGE DAILY NET ASSETS
           --------------------------------------------------------------------
           0.15%            First $200 million
           0.135%           Over $200 million, up to and including $700 million
           0.10%            Over $700 million, up to and including $1.2 billion
           0.075%           Over $1.2 billion

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 28, 2002, unreimbursed costs were $819,073. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $62,536 and $5,381, respectively.

4. INCOME TAXES

At February 28, 2002, the cost of investments and net unrealized appreciation for income tax purposes were as follows:

                   Cost of investments ......................    $558,264,989
                                                                 -------------
                   Unrealized appreciation ..................     160,668,361
                   Unrealized depreciation ..................     (72,695,799)
                                                                 -------------
                   Net unrealized appreciation ..............    $ 87,972,562
                                                                 =============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and losses realized subsequent to October 31 on the sale of securities and foreign currencies.

At August 31, 2001, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2000 of $19,297,432 and $476,267, respectively. For tax purposes, such losses will be reflected in the year ending August 31, 2002.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend paid deduction for tax purposes.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 2002 aggregated $72,648,527 and $70,447,253, respectively.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (CONTINUED)


6. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at February 28, 2002 were as shown below.

                                        NUMBER OF                            NUMBER OF                                   REALIZED
                                       SHARES HELD     GROSS      GROSS     SHARES HELD       VALUE     DIVIDEND INCOME   CAPITAL
NAME OF ISSUER                        AUG. 31, 2001  ADDITIONS  REDUCTIONS FEB. 28, 2002  FEB. 28, 2002 9/01/01-2/28/02    LOSS
-----------------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Crown Van Gelder Papierfabrieken NV ..    373,600        --           --        373,600     $ 4,504,904    $     --    $        --
Goodys Family Clothing Inc. ..........  2,065,100        --           --      2,065,100       9,189,695          --             --
Latitude Communications Inc. .........  1,080,600        --    1,080,600             --              --          --     (9,740,553)
Techtronic Industries Co. Ltd. ....... 29,104,621        --           --     29,104,621      18,472,016     167,916             --
                                                                                            ---------------------------------------
TOTAL NON CONTROLLED AFFILIATES                                                             $32,166,615    $167,916    $(9,740,553)
                                                                                            =======================================

FRANKLIN TEMPLETON  [LOGO OMITTED]
INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906

SEMIANNUAL REPORT
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Smaller Companies Fund, Inc. prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

103  S2002 04/02        [GRAPHIC OMITTED]   Printed on recycled paper